Loan Receivable, Net (Details Textual)	12 Months Ended
	Dec. 31, 2018 USD ($) Employees	Dec. 31, 2017 USD ($) Employees	Dec. 31, 2016 USD ($)
Loans Receivable, Net (Textual)
Financing receivable recorded investment past due, description	Accrual of interest is generally discontinued when either (i) reasonable doubt exists as to the full, timely collection of interest or principal or (ii) when a loan becomes past due by more than 90 days.
Percentage of guaranteed loans	29.50%	44.30%
Loan interest rate	4.00%	24.00%
Gross loans receivable	$ 221,508,266	$ 181,556,785
Provision charges	85,715,748	55,299,749	$ 4,650,887
Provision for loan and lease losses write offs	$ 14,365,469		$ 91,812
China Great Wall Assets Management Co. Ltd. [Member]
Loans Receivable, Net (Textual)
Loan interest rate	292.00%	289.00%
Gross loans receivable	$ 4,966,849	$ 5,310,886
Minimum [Member]
Loans Receivable, Net (Textual)
Loan interest rate			17.28%
Maximum [Member]
Loans Receivable, Net (Textual)
Loan interest rate			24.00%
Business Loan [Member]
Loans Receivable, Net (Textual)
Number of customers | Employees	75	59
Gross loans receivable	$ 108,913,922	$ 56,215,822
Personal Loans [Member]
Loans Receivable, Net (Textual)
Number of customers | Employees	159	174
Gross loans receivable	$ 112,594,344	$ 125,340,963